TAXATION (Tables)	12 Months Ended
Dec. 31, 2023
TAXATION
Schedule of company's loss before income taxes and share of net loss of equity investees

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
PRC	(954,592)	(1,053,407)	(369,844)	(52,093)
Non-PRC	(306,013)	(410,909)	(537,621)	(75,722)
	(1,260,605)	(1,464,316)	(907,465)	(127,815)

Schedule of current and deferred components of income tax expense

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Current income tax	(3,198)	(511)	(1,141)	(161)
Deferred income tax	—	—	—	—
	(3,198)	(511)	(1,141)	(161)

Schedule of reconciliation of the differences between the PRC statutory tax rate and the Company's effective tax rate

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Loss before income taxes and share of net loss of equity investees	(1,260,605)	(1,464,316)	(907,465)	(127,815)
PRC statutory income tax rate	25%	25%	25%	25%
Income tax computed at the statutory tax rate	315,151	366,079	226,866	31,953
Non-deductible expenses	(112,363)	(20,250)	(41,138)	(5,794)
Effect of different tax rates in different jurisdictions and preferential tax rate	447,053	(68,037)	(42,203)	(5,944)
R&D expenses super-deduction	25,756	14,223	15,868	2,235
Non-taxable income	6,525	6,395	4,575	644
Provision to return	14,568	(74,577)	17,752	2,500
Deferred tax expenses	(21,245)	(1,462)	(8,212)	(1,157)
Tax rate change	2,890	(483)	8,531	1,202
Expired tax loss	(112,725)	(160,285)	(18,784)	(2,645)
Change in valuation allowance	(568,808)	(62,114)	(164,396)	(23,155)
	(3,198)	(511)	(1,141)	(161)

Schedule of components of deferred tax

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
Deferred tax assets, non-current
Accrued expenses	278,341	298,208	42,002
Customer advances and deposits	10,431	7,139	1,006
Allowance for credit losses and inventory provision	101,187	99,327	13,990
Allowance for long-term investment	3,078	3,078	434
Impairment of long-lived asset	—	23,675	3,335
Loss from inter-company loan forgiveness	—	128,959	18,163
Depreciation and amortization expense	18,961	8,476	1,194
Net operating losses carry forward	1,410,903	1,419,440	199,924
Lease liabilities	467,623	355,341	50,049
Total deferred tax assets	2,290,524	2,343,643	330,097
Valuation allowance*	(1,818,282)	(1,982,678)	(279,256)
Total deferred tax assets net of valuation allowance	472,242	360,964	50,841

16. TAXATION (CONTINUED)

Deferred tax (continued)

*

The Group operates through subsidiaries, VIEs and subsidiaries of VIEs and valuation allowance is considered for each of the entities on an individual basis. The Group recorded valuation allowance against deferred tax assets of those entities that are in a three-year cumulative financial loss position and are not forecasting profits in the near future as of December 31, 2022 and 2023. In making such determination, the Group also evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
Deferred tax liabilities
Fair value changes of equity investments	(29,232)	(29,232)	(4,117)
Accrued revenue recognition difference	(3,765)	(5,016)	(707)
Right-of-use assets	(439,245)	(326,716)	(46,017)
Total deferred tax liabilities	(472,242)	(360,964)	(50,841)

Schedule of roll-forward of unrecognized tax benefits

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
Beginning balance	78,800	94,572	13,320
Additions	15,772	6,184	870
Decreases	—	(12,226)	(1,722)
Ending balance	94,572	88,530	12,468